Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000093498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093498 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000093498 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000093498 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000093498 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000093498 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000093498 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000093498 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000093498 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000093498 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000093499 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093499 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000093499 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000093499 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000093499 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000093499 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000093499 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000093499 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000093499 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000093499 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000016013 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000016013 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000016013 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000016013 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000016013 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000016013 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016013 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016013 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000016013 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000016013 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000016014 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000016014 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000016014 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000016014 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000016014 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000016014 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016014 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016014 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000016014 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000016014 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000221930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000221930 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221930 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000221930 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000221930 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000221930 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221930 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221930 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000221930 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000221930 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000221929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000221929 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221929 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000221929 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000221929 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000221929 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221929 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221929 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000221929 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000221929 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000048891 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048891 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000048891 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000048891 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000048891 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000048891 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000048891 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000048891 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000048891 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000048891 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000048891 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000048892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048892 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000048892 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000048892 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000048892 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000048892 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000048892 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000048892 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000048892 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000048892 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000048892 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016016 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000016016 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000016016 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000016016 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000016016 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000016016 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016016 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000016016 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000016016 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000016016 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000016016 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000039629 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000039629 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000039629 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000039629 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000039629 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000039629 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000039629 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000039629 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000039629 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000039629 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000039629 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000112484 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000112484 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000112484 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112484 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000112484 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000112484 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000112484 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000112484 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000112484 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000112484 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000226003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226003 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000226003 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000226003 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000226003 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000226003 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000226003 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000226003 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000226003 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000226003 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226003 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000051266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000051266 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000051266 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000051266 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000051266 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000051266 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000051266 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000051266 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000051266 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000051266 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000051266 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000051266 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051266 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051266 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000051267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000051267 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000051267 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000051267 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000051267 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000051267 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000051267 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000051267 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000051267 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000051267 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000051267 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000051267 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051267 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051267 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099303 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099303 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000099303 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000099303 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000099303 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000099303 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000099303 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000099303 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000099303 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000099303 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099303 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000099303 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099303 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099304 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099304 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000099304 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000099304 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000099304 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000099304 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000099304 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000099304 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000099304 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000099304 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099304 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000099304 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099304 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000109425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109425 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
C000109425 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000109425 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%	[1]
C000109425 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[1]
C000109425 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[1]
C000109425 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[1]
C000109425 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109425 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109425 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109425 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000109425 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109425 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109425 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109425 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000109425 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000109425 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000109425 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000109426 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109426 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
C000109426 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000109426 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%	[2]
C000109426 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[2]
C000109426 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[2]
C000109426 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[2]
C000109426 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109426 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109426 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109426 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000109426 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109426 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109426 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109426 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000109426 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000109426 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000109426 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000193832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193832 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[3]
C000193832 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000193832 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%	[3]
C000193832 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[3]
C000193832 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[3]
C000193832 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[3]
C000193832 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193832 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000193832 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193832 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000193832 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193832 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193832 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000193832 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000193832 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000193832 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000193832 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000109427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109427 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[4]
C000109427 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000109427 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%	[4]
C000109427 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[4]
C000109427 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[4]
C000109427 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[4]
C000109427 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109427 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109427 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109427 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000109427 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109427 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109427 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109427 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000109427 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000109427 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000109427 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000017655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000017655 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[5]
C000017655 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000017655 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%	[5]
C000017655 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[5]
C000017655 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[5]
C000017655 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[5]
C000017655 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017655 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017655 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017655 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017655 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017655 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017655 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017655 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000017655 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000017655 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017655 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000109428 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109428 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[6]
C000109428 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000109428 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%	[6]
C000109428 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[6]
C000109428 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[6]
C000109428 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[6]
C000109428 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109428 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109428 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109428 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000109428 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109428 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109428 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109428 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000109428 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000109428 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000109428 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000055086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000055086 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000055086 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055086 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000055086 [Member] | Geographic Region Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000055086 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000055086 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000055086 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000055086 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055086 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000055086 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000055086 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000055086 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055086 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000055086 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000055086 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000055086 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000055086 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000055086 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000055086 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000055086 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000055086 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000055086 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000055086 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055086 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000055086 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000055086 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055087 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000055087 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000055087 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055087 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000055087 [Member] | Geographic Region Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000055087 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000055087 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000055087 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000055087 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055087 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000055087 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000055087 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000055087 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055087 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000055087 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000055087 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000055087 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000055087 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000055087 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000055087 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000055087 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000055087 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000055087 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000055087 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055087 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000055087 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000055087 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000067757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000067757 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000067757 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000067757 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000067757 [Member] | Geographic Region Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000067757 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000067757 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000067757 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000067757 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000067757 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000067757 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000067757 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000067757 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000067757 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000067757 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000067757 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000067757 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000067757 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000067757 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000067757 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000067757 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000067757 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000067757 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000067757 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000067757 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000067757 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000067757 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000214318 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000214318 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214318 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214318 [Member] | Geographic Region Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000214318 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000214318 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000214318 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000214318 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214318 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000214318 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000214318 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000214318 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214318 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000214318 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000214318 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000214318 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000214318 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000214318 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214318 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000214318 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000214318 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000214318 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000214318 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214318 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000214318 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214318 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244703 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000244703 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244703 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000244703 [Member] | Geographic Region Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244703 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000244703 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000244703 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000244703 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244703 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000244703 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000244703 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244703 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244703 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000244703 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000244703 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000244703 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244703 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000244703 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244703 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000244703 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000244703 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000244703 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244703 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244703 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000244703 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000244703 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000079898 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079898 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000079898 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000079898 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000079898 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000079898 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000079898 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000079898 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000079898 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000079898 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000079898 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000079898 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000079898 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079895 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079895 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000079895 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000079895 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000079895 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000079895 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000079895 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000079895 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000079895 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000079895 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000079895 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000079895 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000079895 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079896 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000079896 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000079896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000079896 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000079896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000079896 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000079896 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000079896 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000079896 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000079896 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000079896 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000079896 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079897 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079897 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000079897 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000079897 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000079897 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000079897 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000079897 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000079897 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000079897 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000079897 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000079897 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000079897 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000079897 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079907 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079907 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000079907 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000079907 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000079907 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079907 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000079907 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000079907 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079907 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000079907 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000079907 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000079907 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079908 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079908 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000079908 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000079908 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000079908 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079908 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000079908 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000079908 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079908 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000079908 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000079908 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000079908 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079909 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000079909 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000079909 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000079909 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079909 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000079909 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000079909 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079909 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000079909 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000079909 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000079909 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079910 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000079910 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000079910 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000079910 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079910 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000079910 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000079910 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079910 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000079910 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000079910 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000079910 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079919 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000079919 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%	[7]
C000079919 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[7]
C000079919 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[7]
C000079919 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[7]
C000079919 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[7]
C000079919 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000079919 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000079919 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079919 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079919 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000079919 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000079919 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000079919 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000079919 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000079919 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000079919 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000079920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079920 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000079920 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%	[8]
C000079920 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[8]
C000079920 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[8]
C000079920 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[8]
C000079920 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[8]
C000079920 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000079920 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000079920 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079920 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079920 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000079920 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000079920 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000079920 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000079920 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000079920 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000079920 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000079921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079921 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000079921 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%	[9]
C000079921 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[9]
C000079921 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[9]
C000079921 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[9]
C000079921 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[9]
C000079921 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000079921 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000079921 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079921 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079921 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000079921 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000079921 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000079921 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000079921 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000079921 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000079921 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000079922 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079922 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[10]
C000079922 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%	[10]
C000079922 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[10]
C000079922 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[10]
C000079922 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[10]
C000079922 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[10]
C000079922 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000079922 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000079922 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079922 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079922 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000079922 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000079922 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000079922 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000079922 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000079922 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000079922 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000232512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000232512 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000232512 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%	[11]
C000232512 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[11]
C000232512 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[11]
C000232512 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[11]
C000232512 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[11]
C000232512 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000232512 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000232512 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000232512 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000232512 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000232512 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000232512 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000232512 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000232512 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000232512 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000232512 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000131056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000131056 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[12]
C000131056 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[12]
C000131056 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[12]
C000131056 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%	[12]
C000131056 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%	[12]
C000131056 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[12]
C000131056 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131056 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131056 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131056 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000131056 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131056 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131056 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000131056 [Member] | Trade Claim [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131056 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131056 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000131057 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[13]
C000131057 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[13]
C000131057 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[13]
C000131057 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%	[13]
C000131057 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%	[13]
C000131057 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[13]
C000131057 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131057 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131057 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131057 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000131057 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131057 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131057 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000131057 [Member] | Trade Claim [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131057 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131057 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000131058 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[14]
C000131058 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
C000131058 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[14]
C000131058 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%	[14]
C000131058 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%	[14]
C000131058 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[14]
C000131058 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131058 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131058 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131058 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000131058 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131058 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131058 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000131058 [Member] | Trade Claim [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131058 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131058 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000131059 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[15]
C000131059 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[15]
C000131059 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[15]
C000131059 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%	[15]
C000131059 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%	[15]
C000131059 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[15]
C000131059 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131059 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131059 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131059 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000131059 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131059 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131059 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000131059 [Member] | Trade Claim [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131059 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131059 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000176882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176882 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[16]
C000176882 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000176882 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%	[16]
C000176882 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[16]
C000176882 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[16]
C000176882 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%	[16]
C000176882 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[16]
C000176882 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[16]
C000176882 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176882 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176882 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000176882 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000176882 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176882 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176882 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000176882 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000176882 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000176882 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176883 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176883 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[17]
C000176883 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[17]
C000176883 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%	[17]
C000176883 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[17]
C000176883 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[17]
C000176883 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%	[17]
C000176883 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[17]
C000176883 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[17]
C000176883 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176883 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176883 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000176883 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000176883 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176883 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176883 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000176883 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000176883 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000176883 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176884 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176884 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[18]
C000176884 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[18]
C000176884 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%	[18]
C000176884 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[18]
C000176884 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[18]
C000176884 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%	[18]
C000176884 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[18]
C000176884 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[18]
C000176884 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176884 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176884 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000176884 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000176884 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176884 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176884 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000176884 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000176884 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000176884 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176885 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[19]
C000176885 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[19]
C000176885 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%	[19]
C000176885 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[19]
C000176885 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[19]
C000176885 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%	[19]
C000176885 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[19]
C000176885 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[19]
C000176885 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176885 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176885 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000176885 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000176885 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176885 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176885 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000176885 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000176885 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000176885 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176886 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[20]
C000176886 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[20]
C000176886 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[20]
C000176886 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[20]
C000176886 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[20]
C000176886 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[20]
C000176886 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[20]
C000176886 [Member] | C or Lower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[20]
C000176886 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176886 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176886 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000176887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176887 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[21]
C000176887 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[21]
C000176887 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[21]
C000176887 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[21]
C000176887 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[21]
C000176887 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[21]
C000176887 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[21]
C000176887 [Member] | C or Lower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[21]
C000176887 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176887 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176887 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000176888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176888 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[22]
C000176888 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[22]
C000176888 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[22]
C000176888 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[22]
C000176888 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[22]
C000176888 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[22]
C000176888 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[22]
C000176888 [Member] | C or Lower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[22]
C000176888 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176888 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176888 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000176889 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176889 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[23]
C000176889 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[23]
C000176889 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[23]
C000176889 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[23]
C000176889 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[23]
C000176889 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[23]
C000176889 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[23]
C000176889 [Member] | C or Lower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[23]
C000176889 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176889 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176889 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000226969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000226969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000226969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000226969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000226969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000226969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000226969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000226969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000226969 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000226969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000226969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000226969 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226969 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000226968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000226968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000226968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000226968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000226968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000226968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000226968 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000226968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000226968 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000226968 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000226968 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000226968 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226968 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000226970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000226970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000226970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000226970 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000226970 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000226970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000226970 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000226970 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000226970 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000226970 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000226970 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000226970 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226970 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000226971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226971 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000226971 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000226971 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000226971 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000226971 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000226971 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000226971 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000226971 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000226971 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000226971 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000226971 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000226971 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226971 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000229316 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000229316 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000229316 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000229316 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000229316 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000229316 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000229316 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000229316 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000229316 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229316 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229316 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000229316 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000229316 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%

[1]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[2]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[3]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[4]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[5]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[6]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[7]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[8]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[9]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[10]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[11]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[12]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[13]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[14]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[15]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[16]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[17]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[18]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[19]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[20]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[21]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[22]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[23]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.